Derivative financial instruments (Tables)	6 Months Ended
Dec. 31, 2018
Derivative financial instruments
Schedule of derivative financial instruments

	31 December 2018		30 June 2018		31 December 2017
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000	£’000	£’000
Derivatives used for hedging:
Interest rate swaps	2,504	—	4,490	—	907	—
Derivatives at fair value through profit or loss:
Embedded foreign exchange derivatives	680	—	624	—	869	—
Forward foreign exchange contracts		—	852	—	2,120	—

	3,184	—	5,966	—	3,896	—

Less non-current portion:
Derivatives used for hedging:
Interest rate swaps	2,504	—	4,490	—	907	—
Derivatives at fair value through profit or loss:
Embedded foreign exchange derivatives	55	—	317	—	285	—

Non-current derivative financial instruments	2,559	—	4,807	—	1,192	—

Current derivative financial instruments	625	—	1,159		2,704	—